UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            June 30, 2009
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       104
Entry Total:
Form 13F Information Table     	 $397,973,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----

 Vanguard Short Term Bond          SHORT TRM   921937827    38,787    490,539   SH       Sole                 490,539
                                   BOND
 Harbor Capital Appreciation Fund              411511504    14,655    548,884   SH       Sole                 548,884
 S&P 500 SPDR                      UNIT SER 1  78462F103       258      2,808   SH       Sole                   2,808
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     4,405    153,331   SH       Sole                 153,331
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI                 2,102     82,946   SH       Sole                  82,946
				   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    29,798    650,469   SH       Sole                 650,469
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    18,878    408,700   SH       Sole                 408,700
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       314      9,752   SH       Sole                   9,752
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   107,503  2,620,100   SH       Sole               2,620,100
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       394      7,772   SH       Sole                   7,772
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    53,023  1,114,154   SH       Sole               1,114,154
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       439      7,746   SH       Sole                   7,746
                                   GROW
 iShares S&P 500                   S&P 500     464287200    62,242    673,977   SH       Sole                 673,977
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,307     27,359   SH       Sole                  27,359
 iShares S&P 500/Value Index       S&P 500     464287408       278      6,375   SH       Sole                   6,375
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    25,528    550,653   SH       Sole                 550,653
				   600
 AT&T Inc. New                     COM         78387G103     1,128     45,400   SH       Sole                  45,400
 Abbott Laboratories               COM         002824100     2,192     46,606   SH       Sole                  46,606
 Allstate Corp                     COM         020002101       274     11,210   SH       Sole                  11,210
 Altria Group                      COM         718154107       181     11,074   SH       Sole                  11,074
 American Intl Group Inc           COM         026874107        31     27,089   SH       Sole                  27,089
 Amgen Inc.                        COM         311621007       301      5,683   SH       Sole                   5,683
 Apache Corp                       COM         037411105       218      3,026   SH       Sole                   3,026
 Apple Computer, Inc.              COM         378331003       810      5,687   SH       Sole                   5,687
 Applied Materials Inc             COM         382221059       150     13,618   SH       Sole                  13,618
 Aptar Group                       COM         383361037       203      6,000   SH       Sole                   6,000
 Bank of New York Mellon Co.       COM         064058100       321     10,938   SH       Sole                  10,938
 BankAmerica Corp.                 COM         605051044       505     38,283   SH       Sole                  38,283
 Baxter International Inc.         COM         718131097       365      6,896   SH       Sole                   6,896
 Becton Dickenson & Co.            COM         758871099       215      3,010   SH       Sole                   3,010
 Bristol-Myers Squibb Company      COM         110122108       256     12,581   SH       Sole                  12,581
 British Petroleum Amoco           COM         556221042       973     20,399   SH       Sole                  20,399
 Burlington Northern Santa Fe      COM         12189T104       235      3,198   SH       Sole                   3,198
 Corp.
 C H Robinson                      COM         12541W100     1,128     21,628   SH       Sole                  21,628
 C V S Corp Del                    COM         126650100       224      7,034   SH       Sole                   7,034
 Carnival Corp.                    COM         143658102       297     11,533   SH       Sole                  11,533
 Caterpillar Inc.                  COM         149123101       596     18,049   SH       Sole                  18,049
 Charles Schwab                    COM         808513105       246     14,022   SH       Sole                  14,022
 ChevronTexaco Corp.               COM         166764100       999     15,078   SH       Sole                  15,078
 Cisco Systems Inc.                COM         17275R102       541     29,009   SH       Sole                  29,009
 Citigroup Inc.                    COM         172967101       200     67,225   SH       Sole                  67,225
 Coca Cola                         COM         191216100       515     10,735   SH       Sole                  10,735
 Colgate-Palmolive Co              COM         194162103       213      3,007   SH       Sole                   3,007
 ComCast                           COM         20030N101       177     12,234   SH       Sole                  12,234
 Conocophillips                    COM         718507106       310      7,380   SH       Sole                   7,380
 DCT Industrial Trust Inc          COM         233153105       436    106,884   SH       Sole                 106,884
 Dell Inc.                         COM         24702r101       138     10,052   SH       Sole                  10,052
 Diamond Management & Technology   COM         25278P106       114     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       159     15,523   SH       Sole                  15,523
 Disney                            COM         254687106       571     24,464   SH       Sole                  24,464
 E*TRADE Financial Corp            COM         269246104        25     19,115   SH       Sole                  19,115
 Edwards Lifesciences              COM         2.82E+112       201      2,959   SH       Sole                   2,959
 Exelon Corporation                COM         30161N101     1,136     22,185   SH       Sole                  22,185
 Exxon Mobil Corporation           COM         30231G102     2,463     35,229   SH       Sole                  35,229
 FPL Group                         COM         302571104       210      3,700   SH       Sole                   3,700
 Ford Motor Company                COM         345370860       307     50,528   SH       Sole                  50,528
 General Electric                  COM         369604103       820     69,985   SH       Sole                  69,985
 Gilead Sciences Inc.              COM         375558103       219      4,666   SH       Sole                   4,666
 Glaxosmithkline                   COM         37733W105       436     12,327   SH       Sole                  12,327
 Goldman Sachs Group               COM         38141G104       403      2,736   SH       Sole                   2,736
 Google Inc                        COM         38259p508       410        972   SH       Sole                     972
 Half Robert Int'l                 COM         770323103       229      9,700   SH       Sole                   9,700
 Hewitt Associates Inc             COM         42822Q100       881     29,599   SH       Sole                  29,599
 Hewlett Packard Co                COM         428236103     1,037     26,824   SH       Sole                  26,824
 Home Depot                        COM         437076102       272     11,500   SH       Sole                  11,500
 IBM                               COM         459200101     1,364     13,067   SH       Sole                  13,067
 Illinois Tool Works               COM         452308109       213      5,697   SH       Sole                   5,697
 Intel Corp.                       COM         458140100     1,067     64,480   SH       Sole                  64,480
 J P Morgan Chase & Co.            COM         46625H100       999     29,300   SH       Sole                  29,300
 Johnson & Johnson                 COM         478160104       979     17,244   SH       Sole                  17,244
 Lend Lease Corp LTD               COM         526023205       139     23,806   SH       Sole                  23,806
 McDonald's Corporation            COM         580135101    10,431    181,436   SH       Sole                 181,436
 Medtronic Inc.                    COM         585055106       385     11,037   SH       Sole                  11,037
 Merck & Co, Inc.                  COM         589331107       242      8,653   SH       Sole                   8,653
 Microsoft Corp.                   COM         594918104     1,077     45,314   SH       Sole                  45,314
 Monsanto Co.                      COM         61166W101       306      4,117   SH       Sole                   4,117
 Morgan Stanley / Dean Witter      COM         617446448       549     19,246   SH       Sole                  19,246
 Motorola Inc.                     COM         620076109       197     29,714   SH       Sole                  29,714
 National Semi-Conductor Corp.     COM         637640103       193     15,347   SH       Sole                  15,347
 Northern Trust                    COM         665859104       426      7,932   SH       Sole                   7,932
 Novamed Eyecare Inc.              COM         66986W108       140     35,520   SH       Sole                  35,520
 Occidental Petroleum Corp         COM         674599105       315      4,788   SH       Sole                   4,788
 Oracle Corp.                      COM         68389X105       409     19,084   SH       Sole                  19,084
 Pepsico Inc                       COM         713448108       517      9,398   SH       Sole                   9,398
 Pfizer Incorporated               COM         717081103       538     35,872   SH       Sole                  35,872
 Philip Morris International Inc.  COM         718172109       470     10,767   SH       Sole                  10,767
 Praxair Inc                       COM         74005P104       258      3,630   SH       Sole                   3,630
 Procter & Gamble                  COM         742718109       744     14,558   SH       Sole                  14,558
 Qualcomm, Inc.                    COM         747525103       483     10,693   SH       Sole                  10,693
 Schering-Plough Corp.             COM         806605101       290     11,534   SH       Sole                  11,534
 Schlumberger                      COM         806857108       332      6,131   SH       Sole                   6,131
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103         8     18,421   SH       Sole                  18,421
 Sprint Nextel Corp.               COM         852061100        55     11,453   SH       Sole                  11,453
 Starwood Hotels and Resorts       COM         85590A203       276     12,437   SH       Sole                  12,437
 Texas Instruments Inc.            COM         882508104       275     12,909   SH       Sole                  12,909
 US Bancorp                        COM         902973304       209     11,679   SH       Sole                  11,679
 Union Pacific                     COM         907818108       225      4,325   SH       Sole                   4,325
 United Parcel Service Class B     COM         911312106       236      4,722   SH       Sole                   4,722
 United Technologies Corp.         COM         913017109       249      4,796   SH       Sole                   4,796
 Verizon Communications            COM         92343V104       545     17,732   SH       Sole                  17,732
 Wal-Mart                          COM         931142103     1,002     20,680   SH       Sole                  20,680
 Walgreen Company                  COM         931422109       383     13,030   SH       Sole                  13,030
 Wells Fargo & Co New              COM         949746101     1,504     61,990   SH       Sole                  61,990
 Wyeth                             COM         983024100       415      9,140   SH       Sole                   9,140